Repurchase Agreements - Non Trading (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	£ 11,718	£ 15,848
Agreements with banks
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	4,145	6,358
Agreements with customers
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	£ 7,573	£ 9,490